UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Emerging Markets Local Currency Bond Fund

Investor Class (PRELX)

This annual shareholder report contains important information about Emerging Markets Local Currency Bond Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Currency Bond Fund - Investor Class	$100	1.02%

What drove fund performance during the past 12 months?

  Global fixed income markets fell over the 12-month reporting period due to weaker currencies versus the dollar and rising bond yields at the end of the period, despite many central banks easing monetary policy.

  The fund benefited from its developed market hedges over the period relative to the J.P. Morgan GBI - EM Global Diversified. In particular, our short duration hedges in the U.S. and eurozone heading into the hawkish December Federal Reserve meeting contributed. Additionally, a long position in the Turkish lira had a positive impact amid supportive macroeconomic trends and policies.

  Against the style-specific index, the fund’s overweight to duration in Brazil and long position in the Brazilian real were detrimental amid investor concerns over the government's spending plans and wide budget deficit. An underweight to duration in China dragged on performance as local yields fell over the reporting period with China’s central bank maintaining mostly stimulative monetary policy.

  The fund seeks to provide high income and some capital appreciation primarily through a focus on sovereign debt denominated in the currencies of the respective emerging markets. During the period, the fund added to currencies outside of the style-specific benchmark, such as the Egyptian pound and the Nigerian naira, due to attractive yields.

  The fund held material exposure to derivatives, including currency and interest rate derivatives. The fund’s derivatives exposure, including currency forwards and interest rate derivatives, had a negative impact on absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	9,578	9,808	9,604
2015	9,526	9,692	9,512
2015	8,444	9,775	8,509
2015	8,480	9,685	8,508
2016	9,300	10,256	9,445
2016	9,592	10,552	9,701
2016	9,901	10,638	9,961
2016	9,350	9,887	9,354
2017	10,058	10,061	9,962
2017	10,386	10,323	10,323
2017	10,779	10,505	10,690
2017	10,823	10,618	10,777
2018	11,357	10,762	11,256
2018	10,043	10,463	10,083
2018	9,811	10,366	9,899
2018	9,998	10,490	10,108
2019	10,329	10,721	10,403
2019	10,907	11,075	10,989
2019	10,767	11,154	10,902
2019	11,346	11,208	11,469
2020	9,469	11,171	9,725
2020	10,557	11,542	10,679
2020	10,624	11,849	10,744
2020	11,809	12,238	11,778
2021	10,991	11,693	10,992
2021	11,341	11,846	11,381
2021	10,946	11,741	11,027
2021	10,682	11,662	10,748
2022	10,168	10,944	10,054
2022	9,244	10,040	9,186
2022	8,703	9,343	8,752
2022	9,507	9,767	9,492
2023	10,043	10,061	9,982
2023	10,423	9,907	10,232
2023	10,025	9,552	9,899
2023	10,924	10,326	10,698
2024	10,641	10,111	10,471
2024	10,424	9,999	10,301
2024	11,324	10,697	11,227
2024	10,447	10,151	10,443

202501-4140694, 202502-4108441

F192-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Emerging Markets Local Currency Bond Fund (Investor Class)	-4.37%	-1.64%	0.44%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-1.96	0.15
J.P. Morgan GBI - EM Global Diversified (Strategy Benchmark)	-2.38	-1.86	0.43

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$295,456
  Number of Portfolio Holdings319
  Investment Advisory Fees Paid (000s)$442
  Portfolio Turnover Rate75.2%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Indonesia	12.1%
United States	9.4
South Africa	8.0
Thailand	7.3
Colombia	5.8
Malaysia	5.7
Mexico	5.4
China	4.9
Poland	4.7
Other	36.7

Top Ten Holdings (as a % of Net Assets)

Republic of Indonesia	11.1%
Republic of South Africa	8.0
Kingdom of Thailand	7.3
Government of Malaysia	5.7
U.S. Treasury Bills	5.7
Republic of Colombia	5.6
United Mexican States	5.2
People's Republic of China	4.7
Republic of Poland	4.7
Czech Republic	4.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and J.P. Morgan do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Emerging Markets Local Currency Bond Fund

Investor Class (PRELX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Emerging Markets Local Currency Bond Fund

Advisor Class (PAELX)

This annual shareholder report contains important information about Emerging Markets Local Currency Bond Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Currency Bond Fund - Advisor Class	$108	1.10%

What drove fund performance during the past 12 months?

  Global fixed income markets fell over the 12-month reporting period due to weaker currencies versus the dollar and rising bond yields at the end of the period, despite many central banks easing monetary policy.

  The fund benefited from its developed market hedges over the period relative to the J.P. Morgan GBI - EM Global Diversified. In particular, our short duration hedges in the U.S. and eurozone heading into the hawkish December Federal Reserve meeting contributed. Additionally, a long position in the Turkish lira had a positive impact amid supportive macroeconomic trends and policies.

  Against the style-specific index, the fund’s overweight to duration in Brazil and long position in the Brazilian real were detrimental amid investor concerns over the government's spending plans and wide budget deficit. An underweight to duration in China dragged on performance as local yields fell over the reporting period with China’s central bank maintaining mostly stimulative monetary policy.

  The fund seeks to provide high income and some capital appreciation primarily through a focus on sovereign debt denominated in the currencies of the respective emerging markets. During the period, the fund added to currencies outside of the style-specific benchmark, such as the Egyptian pound and the Nigerian naira, due to attractive yields.

  The fund held material exposure to derivatives, including currency and interest rate derivatives. The fund’s derivatives exposure, including currency forwards and interest rate derivatives, had a negative impact on absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	9,563	9,808	9,604
2015	9,508	9,692	9,512
2015	8,424	9,775	8,509
2015	8,458	9,685	8,508
2016	9,288	10,256	9,445
2016	9,578	10,552	9,701
2016	9,870	10,638	9,961
2016	9,332	9,887	9,354
2017	10,034	10,061	9,962
2017	10,355	10,323	10,323
2017	10,739	10,505	10,690
2017	10,760	10,618	10,777
2018	11,283	10,762	11,256
2018	9,986	10,463	10,083
2018	9,748	10,366	9,899
2018	9,926	10,490	10,108
2019	10,247	10,721	10,403
2019	10,814	11,075	10,989
2019	10,650	11,154	10,902
2019	11,215	11,208	11,469
2020	9,349	11,171	9,725
2020	10,420	11,542	10,679
2020	10,480	11,849	10,744
2020	11,641	12,238	11,778
2021	10,825	11,693	10,992
2021	11,165	11,846	11,381
2021	10,768	11,741	11,027
2021	10,502	11,662	10,748
2022	9,973	10,944	10,054
2022	9,081	10,040	9,186
2022	8,545	9,343	8,752
2022	9,314	9,767	9,492
2023	9,852	10,061	9,982
2023	10,205	9,907	10,232
2023	9,809	9,552	9,899
2023	10,715	10,326	10,698
2024	10,434	10,111	10,471
2024	10,218	9,999	10,301
2024	11,105	10,697	11,227
2024	10,237	10,151	10,443

202501-4140694, 202502-4108441

F292-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Emerging Markets Local Currency Bond Fund (Advisor Class)	-4.46%	-1.81%	0.23%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-1.96	0.15
J.P. Morgan GBI - EM Global Diversified (Strategy Benchmark)	-2.38	-1.86	0.43

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$295,456
  Number of Portfolio Holdings319
  Investment Advisory Fees Paid (000s)$442
  Portfolio Turnover Rate75.2%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Indonesia	12.1%
United States	9.4
South Africa	8.0
Thailand	7.3
Colombia	5.8
Malaysia	5.7
Mexico	5.4
China	4.9
Poland	4.7
Other	36.7

Top Ten Holdings (as a % of Net Assets)

Republic of Indonesia	11.1%
Republic of South Africa	8.0
Kingdom of Thailand	7.3
Government of Malaysia	5.7
U.S. Treasury Bills	5.7
Republic of Colombia	5.6
United Mexican States	5.2
People's Republic of China	4.7
Republic of Poland	4.7
Czech Republic	4.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and J.P. Morgan do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Emerging Markets Local Currency Bond Fund

Advisor Class (PAELX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Emerging Markets Local Currency Bond Fund

I Class (TEIMX)

This annual shareholder report contains important information about Emerging Markets Local Currency Bond Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Currency Bond Fund - I Class	$69	0.70%

What drove fund performance during the past 12 months?

  Global fixed income markets fell over the 12-month reporting period due to weaker currencies versus the dollar and rising bond yields at the end of the period, despite many central banks easing monetary policy.

  The fund benefited from its developed market hedges over the period relative to the J.P. Morgan GBI - EM Global Diversified. In particular, our short duration hedges in the U.S. and eurozone heading into the hawkish December Federal Reserve meeting contributed. Additionally, a long position in the Turkish lira had a positive impact amid supportive macroeconomic trends and policies.

  Against the style-specific index, the fund’s overweight to duration in Brazil and long position in the Brazilian real were detrimental amid investor concerns over the government's spending plans and wide budget deficit. An underweight to duration in China dragged on performance as local yields fell over the reporting period with China’s central bank maintaining mostly stimulative monetary policy.

  The fund seeks to provide high income and some capital appreciation primarily through a focus on sovereign debt denominated in the currencies of the respective emerging markets. During the period, the fund added to currencies outside of the style-specific benchmark, such as the Egyptian pound and the Nigerian naira, due to attractive yields.

  The fund held material exposure to derivatives, including currency and interest rate derivatives. The fund’s derivatives exposure, including currency forwards and interest rate derivatives, had a negative impact on absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
12/17/15	500,000	500,000	500,000
12/31/15	502,124	501,507	500,806
3/31/16	551,903	531,091	555,972
6/30/16	569,679	546,441	571,018
9/30/16	588,518	550,902	586,313
12/31/16	556,183	511,968	550,593
3/31/17	598,643	520,986	586,390
6/30/17	618,390	534,542	607,638
9/30/17	641,980	543,970	629,218
12/31/17	644,833	549,828	634,354
3/31/18	676,837	557,313	662,544
6/30/18	598,810	541,807	593,495
9/30/18	585,135	536,802	582,663
12/31/18	597,430	543,231	594,954
3/31/19	616,390	555,192	612,330
6/30/19	652,137	573,483	646,840
9/30/19	642,957	577,583	641,714
12/31/19	677,777	580,386	675,108
3/31/20	565,821	578,489	572,409
6/30/20	632,215	597,697	628,596
9/30/20	636,475	613,605	632,438
12/31/20	707,593	633,759	693,294
3/31/21	658,835	605,488	646,994
6/30/21	680,129	613,436	669,882
9/30/21	655,625	608,017	649,095
12/31/21	641,309	603,928	632,649
3/31/22	609,727	566,721	591,777
6/30/22	556,029	519,898	540,720
9/30/22	522,769	483,794	515,168
12/31/22	571,544	505,799	558,723
3/31/23	604,222	521,007	587,544
6/30/23	627,596	513,036	602,266
9/30/23	604,105	494,638	582,648
12/31/23	658,830	534,706	629,687
3/31/24	643,562	523,568	616,366
6/30/24	629,695	517,785	606,306
9/30/24	684,605	553,942	660,833
12/31/24	632,112	525,674	614,689

202501-4140694, 202502-4108441

F438-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/15
Emerging Markets Local Currency Bond Fund (I Class)	-4.06%	-1.39%	2.63%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-1.96	0.56
J.P. Morgan GBI - EM Global Diversified (Strategy Benchmark)	-2.38	-1.86	2.31

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$295,456
  Number of Portfolio Holdings319
  Investment Advisory Fees Paid (000s)$442
  Portfolio Turnover Rate75.2%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Indonesia	12.1%
United States	9.4
South Africa	8.0
Thailand	7.3
Colombia	5.8
Malaysia	5.7
Mexico	5.4
China	4.9
Poland	4.7
Other	36.7

Top Ten Holdings (as a % of Net Assets)

Republic of Indonesia	11.1%
Republic of South Africa	8.0
Kingdom of Thailand	7.3
Government of Malaysia	5.7
U.S. Treasury Bills	5.7
Republic of Colombia	5.6
United Mexican States	5.2
People's Republic of China	4.7
Republic of Poland	4.7
Czech Republic	4.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and J.P. Morgan do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Emerging Markets Local Currency Bond Fund

I Class (TEIMX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Emerging Markets Local Currency Bond Fund

Z Class (TRZFX)

This annual shareholder report contains important information about Emerging Markets Local Currency Bond Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Currency Bond Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Global fixed income markets fell over the 12-month reporting period due to weaker currencies versus the dollar and rising bond yields at the end of the period, despite many central banks easing monetary policy.

  The fund benefited from its developed market hedges over the period relative to the J.P. Morgan GBI - EM Global Diversified. In particular, our short duration hedges in the U.S. and eurozone heading into the hawkish December Federal Reserve meeting contributed. Additionally, a long position in the Turkish lira had a positive impact amid supportive macroeconomic trends and policies.

  Against the style-specific index, the fund’s overweight to duration in Brazil and long position in the Brazilian real were detrimental amid investor concerns over the government's spending plans and wide budget deficit. An underweight to duration in China dragged on performance as local yields fell over the reporting period with China’s central bank maintaining mostly stimulative monetary policy.

  The fund seeks to provide high income and some capital appreciation primarily through a focus on sovereign debt denominated in the currencies of the respective emerging markets. During the period, the fund added to currencies outside of the style-specific benchmark, such as the Egyptian pound and the Nigerian naira, due to attractive yields.

  The fund held material exposure to derivatives, including currency and interest rate derivatives. The fund’s derivatives exposure, including currency forwards and interest rate derivatives, had a negative impact on absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Z Class	Regulatory Benchmark	Strategy Benchmark
2/22/21	10,000	10,000	10,000
3/31/21	9,542	9,744	9,565
6/30/21	9,870	9,872	9,904
9/30/21	9,548	9,784	9,596
12/31/21	9,340	9,719	9,353
3/31/22	8,894	9,120	8,749
6/30/22	8,123	8,366	7,994
9/30/22	7,667	7,785	7,616
12/31/22	8,397	8,140	8,260
3/31/23	8,874	8,384	8,686
6/30/23	9,233	8,256	8,904
9/30/23	8,902	7,960	8,614
12/31/23	9,746	8,605	9,309
3/31/24	9,517	8,425	9,113
6/30/24	9,347	8,332	8,964
9/30/24	10,180	8,914	9,770
12/31/24	9,416	8,459	9,088

202501-4140694, 202502-4108441

F1408-052 2/25

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
Emerging Markets Local Currency Bond Fund (Z Class)	-3.39%	-1.55%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-4.25
J.P. Morgan GBI - EM Global Diversified (Strategy Benchmark)	-2.38	-2.45

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$295,456
  Number of Portfolio Holdings319
  Investment Advisory Fees Paid (000s)$442
  Portfolio Turnover Rate75.2%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Indonesia	12.1%
United States	9.4
South Africa	8.0
Thailand	7.3
Colombia	5.8
Malaysia	5.7
Mexico	5.4
China	4.9
Poland	4.7
Other	36.7

Top Ten Holdings (as a % of Net Assets)

Republic of Indonesia	11.1%
Republic of South Africa	8.0
Kingdom of Thailand	7.3
Government of Malaysia	5.7
U.S. Treasury Bills	5.7
Republic of Colombia	5.6
United Mexican States	5.2
People's Republic of China	4.7
Republic of Poland	4.7
Czech Republic	4.3

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Emerging Markets Local Currency Bond Fund

Z Class (TRZFX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$39,999	$40,833
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRELX Emerging Markets Local
Currency Bond Fund
PAELX Emerging Markets Local
Currency Bond Fund–
.
Advisor Class
TEIMX Emerging Markets Local
Currency Bond Fund–
.
I Class
TRZFX Emerging Markets Local
Currency Bond Fund–
.
Z Class

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 5 .07 $ 4 .68 $ 5 .56 $ 6 .44 $ 6 .48
Investment activities
Net investment income
(1)(2)
0 .30 0 .29 0 .27 0 .27 0 .27
Net realized and unrealized
gain/loss ( 0 .51 ) 0 .39 ( 0 .88 ) ( 0 .87 ) ( 0 .03 )
Total from investment
activities ( 0 .21 ) 0 .68 ( 0 .61 ) ( 0 .60 ) 0 .24
Distributions
Net investment income ( 0 .15 ) ( 0 .24 ) — ( 0 .18 ) ( 0 .03 )
Tax return of capital ( 0 .14 ) ( 0 .05 ) ( 0 .27 ) ( 0 .10 ) ( 0 .25 )
Total distributions ( 0 .29 ) ( 0 .29 ) ( 0 .27 ) ( 0 .28 ) ( 0 .28 )
NET ASSET VALUE
End of period $ 4 .57 $ 5 .07 $ 4 .68 $ 5 .56 $ 6 .44
Ratios/Supplemental Data
Total return
(2)(3)
( 4 .37 ) % 14 .91% ( 11 .00 ) % ( 9 .54 ) % 4 .08%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .07% 1 .01% 1 .01% 0 .92% 0 .94%
Net expenses after waivers/
payments by Price Associates 1 .02% 1 .01% 1 .01% 0 .92% 0 .94%
Net investment income 6 .14% 6 .07% 5 .48% 4 .41% 4 .58%
Portfolio turnover rate 75 .2% 107 .6% 104 .4% 83 .1% 76 .1%
Net assets, end of period (in
thousands) $18,751 $27,683 $31,914 $54,575 $416,391
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 5 .04 $ 4 .66 $ 5 .55 $ 6 .43 $ 6 .47
Investment activities
Net investment income
(1)(2)
0 .29 0 .29 0 .26 0 .26 0 .27
Net realized and unrealized
gain/loss ( 0 .51 ) 0 .39 ( 0 .89 ) ( 0 .88 ) ( 0 .05 )
Total from investment
activities ( 0 .22 ) 0 .68 ( 0 .63 ) ( 0 .62 ) 0 .22
Distributions
Net investment income ( 0 .14 ) ( 0 .25 ) — ( 0 .17 ) ( 0 .02 )
Tax return of capital ( 0 .14 ) ( 0 .05 ) ( 0 .26 ) ( 0 .09 ) ( 0 .24 )
Total distributions ( 0 .28 ) ( 0 .30 ) ( 0 .26 ) ( 0 .26 ) ( 0 .26 )
NET ASSET VALUE
End of period $ 4 .54 $ 5 .04 $ 4 .66 $ 5 .55 $ 6 .43
Ratios/Supplemental Data
Total return
(2)(3)
( 4 .46 ) % 15 .03% ( 11 .31 ) % ( 9 .79 ) % 3 .81%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 20 .50% 4 .54% 3 .83% 2 .89% 1 .93%
Net expenses after
waivers/payments by Price
Associates 1 .10% 1 .10% 1 .10% 1 .18% 1 .20%
Net investment income 6 .04% 5 .98% 5 .28% 4 .35% 4 .48%
Portfolio turnover rate 75 .2% 107 .6% 104 .4% 83 .1% 76 .1%
Net assets, end of period (in
thousands) $3 $15 $15 $34 $49
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 5 .07 $ 4 .68 $ 5 .57 $ 6 .45 $ 6 .48
Investment activities
Net investment income
(1)(2)
0 .31 0 .31 0 .28 0 .28 0 .28
Net realized and unrealized
gain/loss ( 0 .51 ) 0 .38 ( 0 .89 ) ( 0 .87 ) ( 0 .02 )
Total from investment
activities ( 0 .20 ) 0 .69 ( 0 .61 ) ( 0 .59 ) 0 .26
Distributions
Net investment income ( 0 .15 ) ( 0 .25 ) — ( 0 .19 ) ( 0 .03 )
Tax return of capital ( 0 .15 ) ( 0 .05 ) ( 0 .28 ) ( 0 .10 ) ( 0 .26 )
Total distributions ( 0 .30 ) ( 0 .30 ) ( 0 .28 ) ( 0 .29 ) ( 0 .29 )
NET ASSET VALUE
End of period $ 4 .57 $ 5 .07 $ 4 .68 $ 5 .57 $ 6 .45
Ratios/Supplemental Data
Total return
(2)(3)
( 4 .06 ) % 15 .27% ( 10 .88 ) % ( 9 .37 ) % 4 .40%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .79% 0 .77% 0 .77% 0 .80% 0 .82%
Net expenses after
waivers/payments by Price
Associates 0 .70% 0 .70% 0 .70% 0 .76% 0 .79%
Net investment income 6 .47% 6 .37% 5 .81% 4 .68% 4 .67%
Portfolio turnover rate 75 .2% 107 .6% 104 .4% 83 .1% 76 .1%
Net assets, end of period (in
thousands) $93,008 $99,666 $91,372 $119,612 $101,341
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
12/31/21 12/31/24 12/31/23 12/31/22
NET ASSET VALUE
Beginning of period $ 5 .07 $ 4 .68 $ 5 .56 $ 6 .25
Investment activities
Net investment income
(2)(3)
0 .35 0 .34 0 .32 0 .28
Net realized and unrealized gain/loss ( 0 .52 ) 0 .39 ( 0 .88 ) ( 0 .68 )
Total from investment activities ( 0 .17 ) 0 .73 ( 0 .56 ) ( 0 .40 )
Distributions
Net investment income ( 0 .17 ) ( 0 .28 ) — ( 0 .19 )
Tax return of capital ( 0 .16 ) ( 0 .06 ) ( 0 .32 ) ( 0 .10 )
Total distributions ( 0 .33 ) ( 0 .34 ) ( 0 .32 ) ( 0 .29 )
NET ASSET VALUE
End of period $ 4 .57 $ 5 .07 $ 4 .68 $ 5 .56
Ratios/Supplemental Data
Total return
(3)(4)
( 3 .39 ) % 16 .07% ( 10 .10 ) % ( 6 .60 ) %
Ratios to average net assets:
(3)
Gross expenses before waivers/payments
by Price Associates 0 .77% 0 .75% 0 .75% 0 .79%
(5)
Net expenses after waivers/payments by
Price Associates 0 .00% 0 .00% 0 .00% 0 .00%
(5)
Net investment income 7 .16% 7 .08% 6 .53% 5 .54%
(5)
Portfolio turnover rate 75 .2% 107 .6% 104 .4% 83 .1%
Net assets, end of period (in thousands) $183,694 $198,633 $240,172 $270,153
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
December 31, 2024

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 0.9%
Government Bonds 0.9%
Republic of Angola, 8.25%, 5/9/28 (USD)  985,000 929
Republic of Angola, 9.50%, 11/12/25 (USD)  1,678,000 1,684
Total Angola (Cost $2,610) 2,613
BRAZIL 4.5%
Government Bonds 4.5%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/27  18,975,000 2,786
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  36,527,000 4,713
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/33  4,502,000 560
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/35  34,130,000 4,149
Republic of Brazil, 3.875%, 6/12/30 (USD)  1,215,000 1,071
Total Brazil (Cost $17,113) 13,279
CHILE 0.8%
Government Bonds 0.8%
Bonos de la Tesoreria de la Republica en pesos, 4.70%,
9/1/30 (1) 1,675,000,000 1,594
Bonos de la Tesoreria de la Republica en pesos, 5.00%,
10/1/28 (1) 900,000,000 880
Total Chile (Cost $2,629) 2,474
CHINA 4.9%
Convertible Bonds 0.2%
NIO, 3.875%, 10/15/29 (USD)  700,000 526
526
Corporate Bonds 0.0%
Agile Group Holdings, 5.75%, 1/2/25 (USD) (2)(3) 540,000 53
Times China Holdings, 6.75%, 7/8/25 (USD) (2)(3) 1,000,000 41
94

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 4.7%
People's Republic of China, Series INBK, 2.11%, 8/25/34  12,750,000 1,812
People's Republic of China, Series INBK, 2.47%, 7/25/54  10,000,000 1,514
People's Republic of China, Series INBK, 3.01%, 5/13/28  9,600,000 1,391
People's Republic of China, Series INBK, 3.13%, 11/21/29  52,050,000 7,719
People's Republic of China, Series INBK, 3.81%, 9/14/50  7,350,000 1,379
13,815
Total China (Cost $15,661) 14,435
COLOMBIA 5.8%
Government Bonds 5.6%
Republic of Colombia, Series B, 6.00%, 4/28/28  28,473,800,000 5,689
Republic of Colombia, Series B, 7.00%, 3/26/31  2,497,000,000 466
Republic of Colombia, Series B, 7.25%, 10/18/34  11,541,700,000 1,952
Republic of Colombia, Series B, 9.25%, 5/28/42  10,000,000,000 1,757
Republic of Colombia, Series B, 13.25%, 2/9/33  11,803,300,000 2,898
Republic of Colombia, Series G, 7.00%, 3/26/31  20,577,900,000 3,836
16,598
Private Investment Company 0.2%
Bona Fide Investments Feeder LLC, Acquisition Date:
6/7/23, Cost $247 (USD) (3)(4) † 322
Bona Fide Investments Holdings III, Acquisition Date:
6/14/24, Cost $200 (USD) (3)(4) † 203
525
Total Colombia (Cost $17,340) 17,123
CZECH REPUBLIC 4.3%
Government Bonds 4.3%
Czech Republic, Series 49, 4.20%, 12/4/36  44,830,000 1,828
Czech Republic, Series 78, 2.50%, 8/25/28  115,510,000 4,552
Czech Republic, Series 103, 2.00%, 10/13/33  179,610,000 6,242
Total Czech Republic (Cost $13,254) 12,622
DOMINICAN REPUBLIC 0.3%
Government Bonds 0.3%
Dominican Republic, 10.75%, 6/1/36 (1) 44,800,000 781
Total Dominican Republic (Cost $753) 781

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
EGYPT 1.1%
Government Bonds 1.1%
Arab Republic of Egypt, 8.50%, 1/31/47 (USD)  1,150,000 895
Arab Republic of Egypt, Series 5YR, 14.369%, 10/20/25  28,100,000 501
Arab Republic of Egypt Treasury Bills, Series 364D,
28.499%, 3/11/25  6,500,000 122
Arab Republic of Egypt Treasury Bills, Series 364D, 28.60%,
3/4/25  11,225,000 211
Arab Republic of Egypt Treasury Bills, Series 364D,
30.827%, 3/18/25  86,200,000 1,607
Total Egypt (Cost $4,400) 3,336
EL SALVADOR 1.1%
Government Bonds 1.1%
Republic of El Salvador, 5.875%, 1/30/25 (USD)  2,024,000 2,015
Republic of El Salvador, 8.25%, 4/10/32 (USD)  800,000 813
Republic of El Salvador, 9.65%, 11/21/54 (USD) (1) 410,000 433
Total El Salvador (Cost $3,217) 3,261
HUNGARY 2.4%
Government Bonds 2.4%
Republic of Hungary, Series 26/H, 9.50%, 10/21/26  324,000,000 861
Republic of Hungary, Series 28/B, 4.50%, 3/23/28  1,687,090,000 4,021
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  1,038,210,000 1,916
Republic of Hungary, Series 38/A, 3.00%, 10/27/38  217,910,000 362
Total Hungary (Cost $7,867) 7,160
INDIA 4.0%
Corporate Bonds 0.5%
HDFC Bank, 8.10%, 3/22/25  130,000,000 1,519
1,519
Government Bonds 3.5%
Republic of India, 6.54%, 1/17/32  113,970,000 1,316
Republic of India, 6.67%, 12/17/50  141,000,000 1,593
Republic of India, 7.26%, 8/22/32  61,500,000 739
Republic of India, 7.26%, 2/6/33  484,000,000 5,824

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of India, 7.36%, 9/12/52  76,570,000 932
10,404
Total India (Cost $12,531) 11,923
INDONESIA 12.1%
Corporate Bonds 1.0%
Standard Chartered Bank, Series emtN , CLN (Reference:
Republic of Indonesia), 9.00%, 3/20/29 (1) 46,100,000,000 3,068
3,068
Government Bonds 11.1%
Republic of Indonesia, Series FR65, 6.625%, 5/15/33  55,446,000,000 3,357
Republic of Indonesia, Series FR72, 8.25%, 5/15/36  52,375,000,000 3,544
Republic of Indonesia, Series FR73, 8.75%, 5/15/31  115,957,000,000 7,829
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  49,268,000,000 3,058
Republic of Indonesia, Series FR83, 7.50%, 4/15/40  69,458,000,000 4,474
Republic of Indonesia, Series FR86, 5.50%, 4/15/26  24,400,000,000 1,487
Republic of Indonesia, Series FR90, 5.125%, 4/15/27  90,570,000,000 5,406
Republic of Indonesia, Series 100, 6.625%, 2/15/34  59,295,000,000 3,591
32,746
Total Indonesia (Cost $38,574) 35,814
IVORY COAST 0.3%
Government Bonds 0.3%
Republic of Ivory Coast, 7.625%, 1/30/33 (USD) (1) 790,000 772
Total Ivory Coast (Cost $779) 772
JORDAN 0.5%
Government Bonds 0.5%
Kingdom of Jordan, 4.95%, 7/7/25 (USD)  1,605,000 1,582
Total Jordan (Cost $1,586) 1,582
MALAYSIA 5.7%
Government Bonds 5.7%
Government of Malaysia, Series 0120, 4.065%, 6/15/50  10,675,000 2,353
Government of Malaysia, Series 0318, 4.642%, 11/7/33  12,179,000 2,888
Government of Malaysia, Series 0322, 4.504%, 4/30/29  4,700,000 1,088
Government of Malaysia, Series 0411, 4.232%, 6/30/31  2,200,000 505

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government of Malaysia, Series 0519, 3.757%, 5/22/40  31,375,000 6,823
Government of Malaysia, Series 0713, 4.935%, 9/30/43  12,890,000 3,198
Total Malaysia (Cost $16,844) 16,855
MEXICO 5.4%
Government Bonds 5.4%
Petroleos Mexicanos , Series 14-2, 7.47%, 11/12/26  12,010,000 526
United Mexican States, Series M, 7.50%, 5/26/33  39,150,000 1,588
United Mexican States, Series M, 7.75%, 5/29/31  80,000,000 3,425
United Mexican States, Series M, 7.75%, 11/23/34  2,955,000 119
United Mexican States, Series M, 8.00%, 7/31/53  8,627,000 314
United Mexican States, Series M, 8.50%, 5/31/29  37,830,000 1,719
United Mexican States, Series M, 8.50%, 11/18/38  200,860,000 8,219
Total Mexico (Cost $18,544) 15,910
MONTENEGRO 0.4%
Government Bonds 0.4%
Republic of Montenegro, 7.25%, 3/12/31 (USD) (1) 1,110,000 1,140
Total Montenegro (Cost $1,117) 1,140
NETHERLANDS 0.1%
Government Bonds 0.1%
Nederlandse Financierings-Maatschappij voor
Ontwikkelingslanden , 35.00%, 7/22/25 (TRY)  11,000,000 301
Total Netherlands (Cost $329) 301
NIGERIA 0.7%
Government Bonds 0.7%
Federal Republic of Nigeria OMO Bill, Series 361D,
29.604%, 5/20/25  1,138,000,000 673
Federal Republic of Nigeria Treasury Bill, Series 364D,
22.631%, 3/6/25  2,421,000,000 1,505
Total Nigeria (Cost $2,248) 2,178
PERU 3.4%
Government Bonds 3.4%
Republic of Peru, 6.15%, 8/12/32  15,177,000 4,008
Republic of Peru, 6.35%, 8/12/28  1,386,000 388

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Peru, 6.90%, 8/12/37  11,614,000 3,070
Republic of Peru, 8.20%, 8/12/26  8,710,000 2,450
Total Peru (Cost $9,523) 9,916
POLAND 4.7%
Government Bonds 4.7%
Republic of Poland, Series CPI, Inflation-Indexed, 2.00%,
8/25/36  7,003,427 1,501
Republic of Poland, Series 0429, 5.75%, 4/25/29  8,730,000 2,133
Republic of Poland, Series 1029, 2.75%, 10/25/29  6,100,000 1,312
Republic of Poland, Series 1033, 6.00%, 10/25/33  36,091,000 8,853
Total Poland (Cost $14,471) 13,799
ROMANIA 2.7%
Corporate Bonds 0.6%
Banca Transilvania , VR, 8.875%, 4/27/27 (EUR) (5) 1,520,000 1,668
1,668
Government Bonds 2.1%
Republic of Romania, Series 10Y, 5.00%, 2/12/29  15,085,000 2,919
Republic of Romania, Series 10Y, 6.70%, 2/25/32  7,250,000 1,459
Republic of Romania, Series 5Y, 4.25%, 4/28/36  11,605,000 1,845
6,223
Total Romania (Cost $8,283) 7,891
SERBIA 0.3%
Government Bonds 0.3%
Republic of Serbia, 1.50%, 6/26/29 (EUR)  1,050,000 981
Total Serbia (Cost $977) 981
SLOVENIA 0.3%
Corporate Bonds 0.3%
Nova Ljubljanska Banka, VR, 6.875%, 1/24/34 (5) 900,000 1,002
Total Slovenia (Cost $1,015) 1,002

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SOUTH AFRICA 8.0%
Government Bonds 8.0%
Republic of South Africa, Series R213, 7.00%, 2/28/31  60,239,000 2,837
Republic of South Africa, Series 2032, 8.25%, 3/31/32  91,583,000 4,494
Republic of South Africa, Series 2035, 8.875%, 2/28/35  233,328,000 11,264
Republic of South Africa, Series 2044, 8.75%, 1/31/44  115,554,000 4,969
Total South Africa (Cost $23,054) 23,564
SRI LANKA 0.3%
Government Bonds 0.3%
Republic of Sri Lanka, 4.00%, 4/15/28 (USD) (1) 214,784 202
Republic of Sri Lanka, STEP, 1.00%, 6/15/38 (USD) (1) 592,200 386
Republic of Sri Lanka, STEP, 3.10%, 1/15/30 (USD) (1) 70,441 58
Republic of Sri Lanka, STEP, 3.35%, 3/15/33 (USD) (1) 138,169 105
Republic of Sri Lanka, STEP, 3.60%, 6/15/35 (USD) (1) 93,296 68
Republic of Sri Lanka, STEP, 3.60%, 5/15/36 (USD) (1) 64,750 49
Republic of Sri Lanka, STEP, 3.60%, 2/15/38 (USD) (1) 129,554 99
Total Sri Lanka (Cost $949) 967
SUPRANATIONAL 1.6%
Government Bonds 1.6%
European Bank for Reconstruction & Development, Series
GMTN, 5.60%, 1/30/25 (IDR)  17,230,000,000 1,069
International Bank for Reconstruction & Development,
Series GDIF, 4.60%, 2/9/26 (IDR)  22,000,000,000 1,334
International Bank for Reconstruction & Development,
Series GMTN, 4.90%, 2/12/26 (INR)  90,700,000 1,033
International Finance, 3.59%, 2/26/26 (COP)  5,750,000,000 1,224
Total Supranational (Cost $5,235) 4,660
TANZANIA 0.3%
Convertible Bonds 0.3%
HTA Group, 2.875%, 3/18/27 (USD)  800,000 731
Total Tanzania (Cost $698) 731

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
THAILAND 7.3%
Government Bonds 7.3%
Kingdom of Thailand, 1.585%, 12/17/35  208,817,000 5,701
Kingdom of Thailand, 2.00%, 12/17/31  52,920,000 1,534
Kingdom of Thailand, 2.00%, 6/17/42  56,850,000 1,528
Kingdom of Thailand, 2.40%, 3/17/29  45,000,000 1,337
Kingdom of Thailand, 2.80%, 6/17/34  44,285,000 1,356
Kingdom of Thailand, 3.40%, 6/17/36  28,213,000 916
Kingdom of Thailand, 3.65%, 6/20/31  53,867,000 1,722
Kingdom of Thailand, 3.775%, 6/25/32  152,005,000 4,931
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  93,259,853 2,664
Total Thailand (Cost $21,084) 21,689
TÜRKIYE 2.3%
Corporate Bonds 0.2%
Coca-Cola Icecek , 50.50%, 4/28/25  26,150,000 721
721
Government Bonds 2.1%
Republic of Türkiye , Series 10Y, 17.80%, 7/13/33  54,753,000 1,072
Republic of Türkiye , Series 10Y, 26.20%, 10/5/33  90,210,000 2,450
Republic of Türkiye , Series 5Y, 30.00%, 9/12/29  31,000,000 860
Republic of Türkiye , Series 5Y, 31.08%, 11/8/28  63,430,000 1,775
6,157
Total Türkiye (Cost $7,786) 6,878
UNITED STATES 0.4%
Convertible Bonds 0.3%
Citigroup Global Markets Holdings, Series 1299, Zero
Coupon, 2/26/26 (HKD)  3,000,000 370
Goldman Sachs Finance Corp. International, Series 700,
Zero Coupon, 3/15/27  500,000 602
972

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 0.1%
Goldman Sachs Group, 45.00%, 2/10/25 (TRY)  10,600,000 295
295
Total United States (Cost $1,365) 1,267
URUGUAY 1.0%
Government Bonds 1.0%
Republic of Uruguay, 8.25%, 5/21/31  39,445,000 841
Republic of Uruguay, 9.75%, 7/20/33  86,380,000 1,978
Total Uruguay (Cost $3,231) 2,819
UZBEKISTAN 0.4%
Government Bonds 0.4%
National Bank of Uzbekistan, 8.50%, 7/5/29 (USD)  1,090,000 1,114
Total Uzbekistan (Cost $1,088) 1,114
ZAMBIA 0.2%
Government Bonds 0.2%
Republic of Zambia, 13.00%, 9/20/31  23,000,000 596
Total Zambia (Cost $595) 596
SHORT-TERM INVESTMENTS 9.0%
Money Market Funds 3.3%
T. Rowe Price Government Reserve Fund, 4.53% (6)(7) 9,804,890 9,805
9,805
U.S. Treasury Obligations 5.7%
U.S. Treasury Bills, 4.13%, 5/15/25 (8) 10,670,000 10,506
U.S. Treasury Bills, 4.491%, 2/27/25 (8) 6,300,000 6,259
16,765
Total Short-Term Investments (Cost $26,570) 26,570

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Call,
1/24/25 @ $110.50 (3) 54 5,873 9
U.S. Treasury 10-Year Notes Futures, Put,
1/24/25 @ $109.50 (3) 42 4,568 48
Total Exchange-Traded Options Purchased (Cost $31) 57
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / SGD,
Call, 2/6/25 @
SGD1.36 (3) 1 3,062 21
HSBC Bank
USD / CNH,
Call, 5/8/25 @
CNH7.30 (3) 1 2,290 37
HSBC Bank
USD / EUR,
Call, 1/31/25 @
USD1.03 (3) 1 4,586 31
HSBC Bank
USD / PLN,
Call, 2/27/25 @
PLN4.26 (3) 1 1,528 11
HSBC Bank
USD / SGD,
Call, 2/6/25 @
SGD1.36 (3) 1 3,007 21
Morgan Stanley
USD / CNH,
Call, 2/6/25 @
CNH7.25 (3) 1 3,104 47
Morgan Stanley
USD / CNH,
Call, 5/8/25 @
CNH7.30 (3) 1 4,627 74
Morgan Stanley
USD / SGD,
Call, 2/6/25 @
SGD1.36 (3) 1 3,062 22
UBS Investment Bank
USD / CNH,
Call, 3/20/25 @
CNH7.35 (3) 1 4,510 46

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Wells Fargo
USD / EUR,
Call, 1/31/25 @
USD1.03 (3) 1 4,586 31
Total OTC Options Purchased (Cost $244) 341
Total Options Purchased (Cost $275) 398
Total Investments in Securities
97.6% of Net Assets
(Cost $303,595) $ 288,401
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $9,635 and represents 3.3% of net assets.
(2) Security is in default or has failed to make a scheduled interest and/or principal payment.
(3) Non-income producing
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $525 and represents 0.2% of net assets.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) Seven-day yield
(7) Affiliated Companies
(8) At December 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
3M ZAR JIBOR Three month ZAR JIBOR (Johannesburg Interbank average rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

.
.
.
.
.
.
.
.
.
.
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CHF Swiss Franc
CLN Credit-Linked Note
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KZT Kazakhstan Tenge
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
SGD Singapore Dollar
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
UYU Uruguayan Peso
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
SWAPS (0.5)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.2)%
Interest Rate Swaps (0.2)%
Brazil (0.2)%
Goldman Sachs, 2 Year Interest Rate
Swap, Receive Fixed 12.290% at
Maturity, Pay Variable 12.15%, (BRL
CDI) at Maturity, 1/4/27 14,000 (103) — (103)
Morgan Stanley, 3 Year Interest Rate
Swap, Receive Fixed 10.820% at
Maturity, Pay Variable 12.15%, (BRL
CDI) at Maturity, 1/4/27 20,500 (227) — (227)
Morgan Stanley, 3 Year Interest Rate
Swap, Receive Fixed 9.795% at
Maturity, Pay Variable 12.15%, (BRL
CDI) at Maturity, 1/4/27 15,395 (224) — (224)
Morgan Stanley, 3 Year Interest Rate
Swap, Receive Fixed 9.870% at
Maturity, Pay Variable 12.15%, (BRL
CDI) at Maturity, 1/4/27 11,000 (157) — (157)
Total Brazil — (711)
China 0.0%
Citibank, 7 Year Interest Rate Swap,
Receive Fixed 2.650% Quarterly, Pay
Variable 2.30%, (7 Day Interbank Repo)
Quarterly, 5/15/30 5,573 49 — 49
Total China — 49
Total Bilateral Interest Rate Swaps — (662)
Total Bilateral Swaps — (662)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.3)%
Credit Default Swaps, Protection Bought (0.3)%
Foreign/Europe (0.4)%
Protection Bought (Relevant Credit:
Markit iTraxx Crossover-S42, 5 Year
Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/29 14,570 (1,209) (1,293) 84
Total Foreign/Europe 84

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Qatar (0.0)%
Protection Bought (Relevant Credit:
State of Qatar), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/28
(USD) 1,870 (45) (31) (14)
Total Qatar (14)
United States 0.1%
Protection Bought (Relevant Credit:
Markit CDX.EM-S41, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 6/20/29 5,855 138 158 (20)
Total United States (20)
Total Centrally Cleared Credit Default Swaps,
Protection Bought 50
Interest Rate Swaps 0.0%
China 0.1%
5 Year Interest Rate Swap, Receive
Fixed 1.435% Quarterly, Pay Variable
1.730% (7 Day Interbank Repo)
Quarterly, 12/19/29 7,400 2 — 2
5 Year Interest Rate Swap, Receive
Fixed 1.795% Quarterly, Pay Variable
1.730% (7 Day Interbank Repo)
Quarterly, 8/1/29 7,000 17 — 17
5 Year Interest Rate Swap, Receive
Fixed 1.797% Quarterly, Pay Variable
2.200% (7 Day Interbank Repo)
Quarterly, 9/3/29 8,183 20 — 20
5 Year Interest Rate Swap, Receive
Fixed 1.922% Quarterly, Pay Variable
2.240% (7 Day Interbank Repo)
Quarterly, 6/28/29 21,000 66 — 66
5 Year Interest Rate Swap, Receive
Fixed 2.710% Quarterly, Pay Variable
2.200% (7 Day Interbank Repo)
Quarterly, 12/27/27 27,200 145 — 145
5 Year Interest Rate Swap, Receive
Fixed 2.765% Quarterly, Pay Variable
2.240% (7 Day Interbank Repo)
Quarterly, 12/16/27 5,200 29 — 29
Total China 279

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Foreign/Europe 0.0%
5 Year Interest Rate Swap, Pay Fixed
2.230% Annually, Receive Variable
2.597% (6M EURIBOR) Semi-Annually,
12/27/29 3,413 3 — 3
Total Foreign/Europe 3
India 0.0%
5 Year Interest Rate Swap, Receive
Fixed 6.022% Semi-Annually, Pay
Variable 7.150% (1 Day INR MIBOR)
Semi-Annually, 10/3/29 161,000 (15) — (15)
5 Year Interest Rate Swap, Receive
Fixed 6.067% Semi-Annually, Pay
Variable 7.150% (1 Day INR MIBOR)
Semi-Annually, 9/3/29 254,000 (17) — (17)
5 Year Interest Rate Swap, Receive
Fixed 6.229% Semi-Annually, Pay
Variable 7.150% (1 Day INR MIBOR)
Semi-Annually, 8/1/29 185,000 2 — 2
5 Year Interest Rate Swap, Receive
Fixed 6.252% Semi-Annually, Pay
Variable 7.150% (1 Day INR MIBOR)
Semi-Annually, 12/15/28 130,615 2 — 2
5 Year Interest Rate Swap, Receive
Fixed 6.293% Semi-Annually, Pay
Variable 7.150% (1 Day INR MIBOR)
Semi-Annually, 11/5/29 166,000 6 — 6
5 Year Interest Rate Swap, Receive
Fixed 6.374% Semi-Annually, Pay
Variable 7.150% (1 Day INR MIBOR)
Semi-Annually, 5/17/29 187,075 13 — 13
7 Year Interest Rate Swap, Receive
Fixed 6.350% Semi-Annually, Pay
Variable 7.150% (1 Day INR MIBOR)
Semi-Annually, 6/20/31 114,500 9 — 9
7 Year Interest Rate Swap, Receive
Fixed 6.576% Semi-Annually, Pay
Variable 7.150% (1 Day INR MIBOR)
Semi-Annually, 4/21/31 110,728 24 — 24
10 Year Interest Rate Swap, Receive
Fixed 6.331% Semi-Annually, Pay
Variable 7.150% (1 Day INR MIBOR)
Semi-Annually, 11/6/34 95,500 8 — 8
Total India 32

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Mexico (0.1)%
3 Year Interest Rate Swap, Receive
Fixed 8.965% 28 Days, Pay Variable
10.300% (MXIBTIIE) 28 Days, 11/18/27 70,549 (14) — (14)
5 Year Interest Rate Swap, Receive
Fixed 8.850% 28 Days, Pay Variable
10.300% (MXIBTIIE) 28 Days, 11/15/29 106,812 (70) — (70)
8 Year Interest Rate Swap, Receive
Fixed 8.926% 28 Days, Pay Variable
10.300% (MXIBTIIE) 28 Days, 11/11/32 43,471 (44) — (44)
Total Mexico (128)
Poland 0.0%
4 Year Interest Rate Swap, Receive
Fixed 5.080% Annually, Pay Variable
5.840% (6M PLN WIBOR) Semi-
Annually, 5/9/28 11,915 76 — 76
5 Year Interest Rate Swap, Receive
Fixed 4.357% Annually, Pay Variable
5.850% (6M PLN WIBOR) Semi-
Annually, 9/25/29 5,900 (43) — (43)
Total Poland 33
South Africa 0.0%
5 Year Interest Rate Swap, Receive
Fixed 8.124% Quarterly, Pay Variable
7.783% (3M ZAR JIBOR) Quarterly,
6/25/29 57,342 54 — 54
Total South Africa 54
Total Centrally Cleared Interest Rate Swaps 273
Zero-Coupon Inflation Swaps (0.0)%
United States (0.0)%
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.423% at Maturity, Receive
Variable (Change in CPI) at Maturity,
10/4/34 2,165 7 — 7

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.590% at Maturity, Receive
Variable (Change in CPI) at Maturity,
11/8/34 943 (9) — (9)
Total United States (2)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (2)
Total Centrally Cleared Swaps 321
Net payments (receipts) of variation margin to date (274)
Variation margin receivable (payable) on centrally cleared swaps $ 47
**
Includes interest purchased or sold but not yet collected of less than $(1).

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/16/25 EGP 33,566 USD 659 $ (4)
Bank of America 1/16/25 TRY 107,491 USD 2,849 141
Bank of America 1/16/25 USD 848 TRY 32,314 (51)
Bank of America 1/17/25 HUF 869,535 USD 2,339 (152)
Bank of America 1/17/25 RON 27,767 USD 6,082 (307)
Bank of America 1/17/25 USD 1,582 KZT 788,529 85
Bank of America 1/17/25 USD 3,040 RON 14,033 121
Bank of America 1/24/25 CZK 42,114 USD 1,805 (73)
Bank of America 2/14/25 PLN 10,245 USD 2,544 (68)
Bank of America 2/14/25 USD 2,359 PLN 9,608 36
Bank of America 2/14/25 USD 1,290 PLN 5,391 (13)
Bank of America 3/7/25 MYR 29,276 USD 6,598 (57)
Bank of America 3/7/25 THB 55,636 USD 1,641 (2)
Bank of America 3/7/25 USD 1,662 MYR 7,406 8
Barclays Bank 1/16/25 TRY 31,377 USD 824 49
Barclays Bank 1/17/25 ZAR 58,005 USD 3,257 (188)
Barclays Bank 1/24/25 USD 900 JPY 133,241 50
BNP Paribas 1/17/25 HUF 684,881 USD 1,746 (23)
BNP Paribas 1/17/25 INR 299,400 USD 3,570 (79)
BNP Paribas 1/17/25 USD 930 IDR 14,492,461 34
BNP Paribas 1/17/25 USD 1,606 PEN 6,008 9
BNP Paribas 1/17/25 USD 1,765 PEN 6,681 (12)
BNP Paribas 1/17/25 USD 1,576 RON 7,419 33
BNP Paribas 1/17/25 ZAR 43,364 USD 2,440 (146)
BNP Paribas 2/14/25 PLN 8,266 USD 2,043 (45)
BNP Paribas 2/21/25 USD 1,515 EUR 1,442 18
BNP Paribas 3/6/25 BRL 3,357 USD 559 (22)
BNP Paribas 3/7/25 COP 5,858,423 USD 1,332 (15)
BNP Paribas 3/7/25 PHP 88,829 USD 1,534 (14)
BNP Paribas 3/7/25 USD 2,022 COP 9,053,130 (14)
BNP Paribas 3/7/25 USD 2,603 THB 89,920 (46)
BNP Paribas 3/14/25 CNH 14,197 USD 1,963 (25)
BNP Paribas 3/14/25 USD 731 CNH 5,280 10
BNY Mellon 1/17/25 INR 441,180 USD 5,184 (41)
BNY Mellon 1/17/25 USD 1,713 IDR 27,693,638 1
BNY Mellon 1/17/25 USD 647 INR 54,907 6
Canadian Imperial Bank
of Commerce 3/14/25 CNH 4,535 USD 653 (34)
Citibank 1/16/25 USD 806 EGP 41,322 (2)
Citibank 1/16/25 USD 964 TRY 35,385 (20)
Citibank 1/17/25 RON 24,446 USD 5,154 (70)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 1/17/25 USD 1,616 HUF 633,992 $ 22
Citibank 1/17/25 USD 1,970 IDR 30,503,601 84
Citibank 1/21/25 RSD 10,011 USD 94 (5)
Citibank 1/24/25 MXN 13,424 USD 655 (14)
Citibank 1/24/25 USD 1,553 CHF 1,381 27
Citibank 1/24/25 USD 927 MXN 18,992 20
Citibank 2/14/25 PLN 38,227 USD 9,287 (46)
Citibank 3/6/25 USD 360 BRL 2,235 2
Citibank 3/7/25 USD 6,861 COP 30,455,704 10
Deutsche Bank 1/17/25 INR 98,693 USD 1,165 (14)
Deutsche Bank 1/17/25 USD 1,583 INR 133,577 25
Deutsche Bank 1/17/25 ZAR 15,869 USD 847 (7)
Deutsche Bank 2/7/25 CLP 4,090,035 USD 4,316 (205)
Deutsche Bank 2/21/25 EUR 1,929 USD 2,029 (27)
Deutsche Bank 2/21/25 USD 8,235 EUR 7,775 163
Deutsche Bank 3/6/25 USD 969 BRL 5,935 20
Deutsche Bank 3/14/25 CNH 2,154 USD 296 (2)
Goldman Sachs 1/17/25 INR 138,801 USD 1,647 (29)
Goldman Sachs 1/17/25 PEN 2,504 USD 670 (4)
Goldman Sachs 1/17/25 USD 1,683 IDR 25,621,349 99
Goldman Sachs 1/17/25 USD 4,722 TWD 150,644 136
Goldman Sachs 1/24/25 MXN 3,764 USD 181 (1)
Goldman Sachs 3/6/25 BRL 90,067 USD 15,205 (800)
Goldman Sachs 3/6/25 USD 1,405 BRL 8,426 58
Goldman Sachs 3/7/25 THB 19,907 USD 578 9
HSBC Bank 1/16/25 USD 991 TRY 36,458 (23)
HSBC Bank 1/17/25 USD 825 IDR 12,656,782 43
HSBC Bank 1/24/25 JPY 465,604 USD 3,074 (106)
HSBC Bank 1/24/25 MXN 214,269 USD 10,819 (587)
HSBC Bank 1/24/25 USD 2,174 CZK 51,287 65
HSBC Bank 2/7/25 USD 1,558 CLP 1,513,323 37
HSBC Bank 2/21/25 EUR 1,215 USD 1,291 (29)
HSBC Bank 2/21/25 USD 1,514 EUR 1,447 12
HSBC Bank 3/7/25 MYR 36,421 USD 8,197 (60)
HSBC Bank 3/14/25 CNH 17,560 USD 2,424 (26)
JPMorgan Chase 1/16/25 TRY 34,318 USD 889 66
JPMorgan Chase 1/16/25 USD 1,884 TRY 70,950 (90)
JPMorgan Chase 1/17/25 HUF 200,715 USD 544 (39)
JPMorgan Chase 1/17/25 INR 125,595 USD 1,473 (9)
JPMorgan Chase 1/17/25 USD 754 HUF 293,709 15
JPMorgan Chase 1/17/25 USD 1,273 IDR 20,294,329 19

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 1/17/25 USD 1,199 PEN 4,501 $ 2
JPMorgan Chase 1/17/25 USD 800 RON 3,734 23
JPMorgan Chase 1/17/25 USD 1,201 ZAR 21,526 62
JPMorgan Chase 1/17/25 ZAR 19,639 USD 1,083 (44)
JPMorgan Chase 1/21/25 RSD 54,876 USD 496 (10)
JPMorgan Chase 1/24/25 CZK 15,937 USD 668 (12)
JPMorgan Chase 1/24/25 JPY 228,968 USD 1,536 (77)
JPMorgan Chase 1/24/25 MXN 103,774 USD 5,022 (66)
JPMorgan Chase 1/24/25 USD 633 CZK 14,899 20
JPMorgan Chase 1/24/25 USD 1,474 JPY 230,650 4
JPMorgan Chase 1/24/25 USD 1,933 MXN 39,397 52
JPMorgan Chase 2/4/25 USD 355 HKD 2,760 (1)
JPMorgan Chase 2/21/25 EUR 2,657 USD 2,781 (23)
JPMorgan Chase 2/21/25 RSD 64,886 USD 588 (14)
JPMorgan Chase 3/4/25 EGP 39,070 USD 754 (6)
JPMorgan Chase 3/6/25 BRL 6,114 USD 995 (17)
JPMorgan Chase 3/6/25 USD 1,243 BRL 7,760 2
JPMorgan Chase 3/7/25 MYR 2,081 USD 471 (6)
JPMorgan Chase 3/7/25 THB 24,304 USD 717 (1)
JPMorgan Chase 3/7/25 USD 478 COP 2,135,766 (2)
JPMorgan Chase 3/7/25 USD 788 MYR 3,497 7
JPMorgan Chase 3/7/25 USD 513 THB 17,666 (8)
JPMorgan Chase 3/7/25 USD 1,495 UYU 65,993 (4)
JPMorgan Chase 3/14/25 CNH 38,226 USD 5,261 (42)
JPMorgan Chase 3/14/25 USD 2,073 CNH 14,551 87
Morgan Stanley 1/17/25 IDR 2,461,762 USD 153 (1)
Morgan Stanley 2/21/25 EUR 803 USD 846 (12)
Nomura Securities
International 1/24/25 USD 1,550 JPY 236,133 45
RBC Dominion
Securities 1/17/25 IDR 10,479,913 USD 660 (12)
RBC Dominion
Securities 1/17/25 USD 959 INR 81,430 9
RBC Dominion
Securities 1/24/25 JPY 235,067 USD 1,544 (46)
RBC Dominion
Securities 1/24/25 USD 2,273 CHF 2,007 56
RBC Dominion
Securities 2/21/25 USD 1,495 EUR 1,435 6
Societe Generale 1/17/25 KZT 788,529 USD 1,600 (104)
Societe Generale 2/7/25 CLP 3,147,975 USD 3,157 7
Societe Generale 2/7/25 USD 3,009 CLP 2,919,848 74

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Standard Chartered 2/21/25 EUR 747 USD 793 $ (17)
Standard Chartered 3/14/25 USD 830 CNH 6,053 3
State Street 1/17/25 USD 1,452 TWD 46,400 40
State Street 1/17/25 USD 1,953 ZAR 35,511 74
State Street 1/24/25 CZK 127,860 USD 5,547 (289)
State Street 1/24/25 USD 1,557 CZK 37,852 —
Toronto-Dominion Bank 1/24/25 USD 684 CHF 613 6
UBS Investment Bank 1/16/25 TRY 6,601 USD 180 4
UBS Investment Bank 1/16/25 USD 926 TRY 33,488 (5)
UBS Investment Bank 1/17/25 INR 65,168 USD 774 (14)
UBS Investment Bank 1/17/25 USD 1,491 IDR 24,373,492 (16)
UBS Investment Bank 1/17/25 USD 1,563 RON 7,381 28
UBS Investment Bank 1/24/25 CHF 2,726 USD 3,113 (101)
UBS Investment Bank 1/24/25 USD 3,186 CHF 2,726 174
UBS Investment Bank 1/24/25 USD 671 JPY 99,453 37
UBS Investment Bank 2/14/25 USD 826 PLN 3,392 6
UBS Investment Bank 3/6/25 USD 663 BRL 4,073 11
UBS Investment Bank 3/7/25 THB 13,795 USD 397 9
UBS Investment Bank 3/14/25 CNH 18,879 USD 2,611 (33)
Wells Fargo 1/17/25 USD 2,994 PEN 11,217 10
Net unrealized gain (loss) on open forward
currency exchange contracts $ (2,238)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 10 Euro BOBL contracts 3/25 (1,221) $ 14
Short, 26 Euro BUND contracts 3/25 (3,594) 37
Short, 38 Mini ten year JGB contracts 3/25 (3,432) 10
Long, 42 U.S. Treasury Notes five year contracts 3/25 4,465 (11)
Short, 32 U.S. Treasury Notes ten year contracts 3/25 (3,480) 60
Short, 34 Ultra U.S. Treasury Bonds contracts 3/25 (4,043) 128
Long, 23 Ultra U.S. Treasury Notes ten year
contracts 3/25 2,560 (67)
Net payments (receipts) of variation margin to date (164)
Variation margin receivable (payable) on open futures contracts $ 7

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.53% $ —# $ — $ 487+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government
Reserve Fund, 4.53% $ 13,565  ¤  ¤ $ 9,805^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $487 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,805.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $303,595) $ 288,401
Interest receivable 6,419
Foreign currency (cost $5,023) 4,344
Unrealized gain on forward currency exchange contracts 2,391
Due from affiliates 112
Receivable for shares sold 103
Cash 58
Unrealized gain on bilateral swaps 49
Variation margin receivable on centrally cleared swaps 47
Variation margin receivable on futures contracts 7
Other assets 270
Total assets 302,201
Liabilities
Unrealized loss on forward currency exchange contracts 4,629
Payable for investment securities purchased 934
Unrealized loss on bilateral swaps 711
Payable for shares redeemed 293
Investment management fees payable 164
Other liabilities 14
Total liabilities 6,745
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 295,456

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (75,498)
Paid-in capital applicable to 64,647,947 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 370,954
NET ASSETS $ 295,456
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $18,751; Shares outstanding: 4,100,498) $ 4.57
Advisor Class
(Net assets: $3; Shares outstanding: 754) $ 4.54
I Class
(Net assets: $93,008; Shares outstanding: 20,334,466) $ 4.57
Z Class
(Net assets: $183,694; Shares outstanding: 40,212,229) $ 4.57

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
.
  Interest (net of foreign taxes of $342) $ 21,934
Dividend 487
Total income 22,421
Expenses
Investment management 2,017
Shareholder servicing
Investor Class $ 64
Advisor Class 1
I Class 9 74
Prospectus and shareholder reports
Investor Class 7
I Class 8
Z Class 5 20
Custody and accounting 258
Registration 63
Legal and audit 54
Directors 1
Miscellaneous 19
Waived / paid by Price Associates (1,575)
Total expenses 931
Net investment income 21,490

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $76) (1,309)
Futures 301
Swaps (802)
Forward currency exchange contracts (2,727)
Foreign currency transactions (888)
Net realized loss (5,425)
Change in net unrealized gain / loss
Securities (22,383)
Futures 509
Swaps (688)
Forward currency exchange contracts (3,949)
Other assets and liabilities denominated in foreign currencies (863)
Change in net unrealized gain / loss (27,374)
Net realized and unrealized gain / loss (32,799)
DECREASE IN NET ASSETS FROM OPERATIONS $ (11,309)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 21,490 $ 24,872
Net realized loss (5,425) (13,990)
Change in net unrealized gain / loss (27,374) 37,259
Increase (decrease) in net assets from operations (11,309) 48,141
Distributions to shareholders
Net earnings
Investor Class (707) (1,257)
Advisor Class – (1)
I Class (3,143) (5,026)
Z Class (6,768) (13,834)
Tax return of capital – –
Investor Class (691) (269)
Advisor Class – –
I Class (2,991) (1,066)
Z Class (6,428) (3,000)
Decrease in net assets from distributions (20,728) (24,453)
Capital share transactions
*
Shares sold
Investor Class 4,444 13,744
Advisor Class 1 –
I Class 15,173 30,397
Z Class 4,311 17,228
Distributions reinvested
Investor Class 1,314 1,427
Advisor Class – 1
I Class 6,014 5,971
Z Class 13,194 16,778
Shares redeemed
Investor Class (12,305) (21,383)
Advisor Class (12) (1)
I Class (17,767) (35,710)
Z Class (12,871) (89,616)
Increase (decrease) in
net
assets from capital
share transactions 1,496 (61,164)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Net Assets
Decrease during period (30,541) (37,476)
Beginning of period 325,997 363,473
End of period $ 295,456 $ 325,997
*Share information (000s)
Shares sold
Investor Class 918 2,808
Advisor Class –
(1)
–
I Class 3,119 6,195
Z Class 930 3,487
Distributions reinvested
Investor Class 273 293
Advisor Class –
(1)
–
(1)
I Class 1,251 1,224
Z Class 2,747 3,444
Shares redeemed
Investor Class (2,551) (4,461)
Advisor Class (2) –
(1)
I Class (3,687) (7,285)
Z Class (2,640) (19,116)
Increase (decrease) in shares outstanding 358 (13,411)
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Local
Currency Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide high income and capital appreciation. The fund has four classes of shares: the Emerging Markets Local Currency Bond Fund (Investor Class), the
Emerging Markets Local Currency Bond Fund–Advisor Class (Advisor Class),
the Emerging Markets Local Currency Bond Fund–I Class (I Class) and the
Emerging Markets Local Currency Bond Fund–Z Class (Z Class). Advisor Class
shares are sold only through various brokers and other financial intermediaries.
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the
Investor, I and Z Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-
cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the year ended December 31, 2024, the Advisor Class incurred less than $1,000 in these fees.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 260,908 $ — $ 260,908
Private Investment Company
2
— — — 525
Short-Term Investments 9,805 16,765 — 26,570
Options Purchased 57 341 — 398
Total Securities 9,862 278,014 — 288,401
Swaps* — 616 — 616
Forward Currency Exchange
Contracts — 2,391 — 2,391
Futures Contracts* 249 — — 249
Total $ 10,111 $ 281,021 $ — $ 291,657
Liabilities
Swaps* $ — $ 957 $ — $ 957
Forward Currency Exchange
Contracts — 4,629 — 4,629
Futures Contracts* 78 — — 78
Total $ 78 $ 5,586 $ — $ 5,664
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
December 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 7
Interest rate derivatives Bilateral Swaps, Centrally Cleared
Swaps, Futures, Securities^ 831
Foreign exchange derivatives Forwards, Securities^ 2,732
Credit derivatives Centrally Cleared Swaps 84
^
,*
Total $ 3,654
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 9
Interest rate derivatives Bilateral Swaps, Centrally Cleared
Swaps, Futures 992
Foreign exchange derivatives Forwards 4,629
Credit derivatives Centrally Cleared Swaps 34
Total $ 5,664
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Inflation derivatives $ — $ — $ — $ (9) $ (9)
Interest rate derivatives (128) 301 — (447) (274)
Foreign exchange
derivatives (57) — (2,727) — (2,784)
Credit derivatives — — — (346) (346)
Total $ (185) $ 301 $ (2,727) $ (802) $ (3,413)
Change in Unrealized
Gain (Loss)
Inflation derivatives $ — $ — $ — $ 6 $ 6
Interest rate derivatives 26 509 — (866) (331)
Foreign exchange
derivatives 145 — (3,949) — (3,804)
Credit derivatives — — — 172 172
Total $ 171 $ 509 $ (3,949) $ (688) $ (3,957)
^ Options purchased are reported as securities.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of December 31, 2024, securities valued at $2,398,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily
($000s)
Gross Value on
Statements of
Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received)
by Fund
Loss
Exposure,
After
Collateral*
(not less
than $0)
Counterparty Assets Liabilities
Bank of America $ 412 $ (727) $ (315) $ 173 $ —
Barclays Bank 99 (188) (89) — —
BNP Paribas 104 (441) (337) 261 —
BNY Mellon 7 (41) (34) — —
Canadian Imperial
Bank of Commerce — (34) (34) — —
Citibank 214 (157) 57 (310) —
Deutsche Bank 208 (255) (47) — —
Goldman Sachs 302 (937) (635) 437 —
HSBC Bank 257 (831) (574) 354 —
JPMorgan Chase 359 (471) (112) — —
Morgan Stanley 143 (621) (478) 516 38
Nomura Securities
International 45 — 45 — 45
RBC Dominion
Securities 71 (58) 13 — 13
Societe Generale 81 (104) (23) — —
Standard Chartered 3 (17) (14) 1 —
State Street 114 (289) (175) 226 51
Toronto-Dominion
Bank 6 — 6 — 6
UBS Investment
Bank 315 (169) 146 — 146
Wells Fargo 41 — 41 — 41
Total $ 2,781 $ (5,340)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 41% and 48% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 3% and
7% of net assets.
Options   The fund is subject to interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or a part of a target market;
to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities.
Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and currency values; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended December 31, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 2% and 16% of net assets.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 15% and
29% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $207,502,000 and $220,823,000, respectively, for the year ended
December 31, 2024.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses and the character of income on swaps.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 10,618 $ 20,118
Return of capital 10,110 4,335
Total distributions $ 20,728 $ 24,453

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards, late-
year ordinary loss deferrals and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals. Other temporary differences relate primarily to differences in the treatment of hyperinflationary currencies.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset
($000s)
Cost of investments $ 306,868
Unrealized appreciation $ 8,867
Unrealized depreciation (29,928)
Net unrealized appreciation (depreciation) $ (21,061)
($000s)
Overdistributed ordinary income $ (1,666)
Net unrealized appreciation (depreciation) (21,061)
Loss carryforwards and deferrals (52,771)
Total distributable earnings (loss) $ (75,498)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.36%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $236,000 remain subject to repayment by the fund at December 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2024, expenses incurred pursuant to these service agreements were $122,000 for Price Associates; $46,000 for T. Rowe Price Services,
Inc.; and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 1.02% 1.10% 0.05% 0.00%
Expense limitation date 04/30/26 04/30/26 04/30/26 N/A
(Waived)/repaid during the
period ($000s) $(11) $(1) $(91) $(1,472)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

or control over the fund. At December 31, 2024, approximately 18% of the
I Class's and 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of December 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 216 shares of the Advisor Class, representing 29% of the
Advisor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Emerging Markets Local Currency Bond
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Emerging Markets Local Currency
Bond Fund (one of the funds constituting T. Rowe Price International Funds,
Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December
31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $19,679,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F192-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025